Income Tax Benefit	12 Months Ended
Jun. 30, 2021
Disclosure of income tax [text block] [Abstract]
Income Tax Benefit

Note 4. Income Tax Benefit

	30 June 2021 A$	30 June 2020 A$
Unused tax losses for which no deferred tax asset has been recognised	44,178,579	40,018,956
Potential tax benefit @ 26% (2020: 27.5%)	11,486,431	11,005,213

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2021 A$	30 June 2020 A$
Loss from continuing operations before income tax expense	(8,384,465)	(2,927,206)
Tax at the Australian tax rate of 26% (2020: 27.5%)	(2,179,961)	(804,982)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(92,614)	(84,762)
Accounting expenditure subject to R&D tax incentive	212,907	194,855
Share-based payments	550,163	(146,826)
Net impact of other amounts not deductible (taxable)	428,003	(18,678)
Subtotal	(1,081,502)	(860,393)
Tax losses and other timing differences for which no deferred tax asset is recognised	1,081,502	860,393
Income tax expense	-	-